Interest in Other Entities	12 Months Ended
Dec. 31, 2022
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 4 – INTEREST IN OTHER ENTITIES:

A.	Investments in subsidiaries:

1.	Additional information about subsidiaries held by the Company:

General information

		Ownership rights held by non- controlling
	Main place of the business	interest %
December 31, 2022
Jeffs’ Brands Ltd.	Israel	64.06%
Eventer Technologies Ltd.	Israel	53.79%
Charging Robotics Ltd.	Israel	-
GERD IP Inc.	USA	10%
Gix Internet Ltd.	Israel	57.75%

December 31, 2021
Jeffs’ Brands Ltd.	Israel	49.97%
Eventer Technologies Ltd.	Israel	52.31%
Charging Robotics Ltd.	Israel	-
GERD IP Inc.	USA	10%

2.	Summarized financial information of subsidiaries:

Eventer Technologies Ltd.

Summarized statement of financial position:

	December 31, 2022	December 31, 2021
	USD in thousands (*)

Current assets	1,829	3,469
Non-current assets	1,379	1,521
Current liabilities	2,766	3,571
Non-current liabilities	476	711
Equity (Deficit)	(34)	708

(*)	Translated according to the exchange rate at the date of each statement of financial position.

Summarized statement of comprehensive income:

	Year ended December 31, 2022	Year ended December 31, 2021	October 15, 2020 – December 31, 2020
	USD in thousands (**)
Revenue	2,465	1,185	40
Net loss	(1,316)	(2,612)	(490)

Summarized statement of cash flows:

	Year ended December 31, 2022	Year ended December 31, 2021	October 15, 2020 – December 31, 2020
	USD in thousands (**)
Cash flow from (used in) operating activities	(16)	407	(347)
Cash flow from (used in) investing activities	(34)	(370)	52
Cash flow from (used in) financing activities	(163)	703	1032
Gain (losses) from exchange differences on cash and cash equivalents	(215)	-	-
Net increase (decrease) in cash and cash equivalents	(428)	740	737

(**)	Translated according to the average exchange rates for each period.

Jeffs’ Brands Ltd.

Summarized statement of financial position:

	December 31, 2022	December 31, 2021
	USD in thousands
Current assets	11,033	2,022
Non-current assets	4,743	5,390
Current liabilities	5,133	2,211
Non-current liabilities	98	3,948
Equity	10,545	1,253

Summarized statement of comprehensive income:

	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands

Revenue	5,859	6,509
Net loss	(1,134)	(1,540)

Summarized statement of cash flows:

	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands

Cash flow used in operating activities	(4,823)	(863)
Cash flow used in investing activities	(41)	(4,730)
Cash flow from financing activities	12,611	5,695
Net increase in cash and cash equivalents	7,747	102

Gix Internet Ltd.

Summarized statement of financial position:

	December 31, 2022	December 31, 2021
	USD in thousands (*)

Current assets	26,481	23,145
Non-current assets	16,549	19,191
Current liabilities	29,529	26,832
Non-current liabilities	4,127	6,543
Equity	9,374	8,960
Equity attributable to Gix Internet shareholders	4,804	4,130
Non-controlling interests	4,570	4,830

(*)	Translated according to the exchange rate at the date of each statement of financial position.

Summarized statement of comprehensive income:

	March 1, 2022 – December 31, 2022	January 01, 2022 – February 28, 2022	Year ended December 31, 2021
	USD in thousands (**)

Revenue	83,532	12,193	44,827
Net profit (loss)	414	(438)	(1,510)
Other comprehensive income (loss)	499	(295)	(396)
Total comprehensive income (loss)	913	(733)	(1,905)

Summarized statement of cash flows:

February 28, 2022 – December 31, 2022
USD in thousands (**)

Cash flow from operating activities	4,232
Cash flow from investing activities	13
Cash flow used in financing activities	(3,309)
Loss from exchange differences on cash and cash equivalents	(127)
Net increase in cash and cash equivalents	809

(**)	Translated according to the average exchange rates for the period from February 28, 2022 until December 31, 2022.

3.	Information related to non-controlling interests:

Balance of non-controlling interests:

	December 31, 2022	December 31, 2021
	USD in thousands

Eventer	721	1,136
Jeffs’ Brands	7,199	965
Charging Robotics	91	91
Gix Internet	7,480	-
GERD IP	57	51
	15,548	2,243

Profit (Loss) attributed to non-controlling interests:

	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands

ScoutCam	-	(892)
Eventer	(691)	(1,112)
Jeffs’ Brands	(396)	(795)
GERD IP	7	51
Gix Internet	687	-
	(393)	(2,748)

4.	Information related to loss of control in subsidiary:

On March 22, 2021, the Company’s holdings in ScoutCam were diluted, therefore it was deconsolidated. For additional information see note 4C.

5.	Additional information:

The Company consolidated Eventer as of October 15, 2020, because the Company has exclusive rights regarding determination of a business plan and budget, appointing or dismissing the CEO, determining his compensation package and on declaration or payment of any dividend or distribution of cash, securities and other assets. Additionally, the Company has the power to appoint or remove half of the members of the board. All of the above indicates the Company’s control of Eventer.

The Company consolidated Gix Internet as of February 28, 2022, as the Company increased its holdings interests to 38.03% on February 28, 2022, making the Company the largest shareholder in Gix Internet, on a fully diluted basis. Additionally, the Company has appointed 3 out of 5 of the members of the Board of Directors of Gix Internet. These reasons indicate the Company’s control of Gix Internet.

On August 30, 2022, Jeffs’ Brands completed an initial public offering (“IPO”), therefore the Company’s holdings in Jeffs’ Brands were diluted to below 50% of the voting rights. However, the Company continues to consolidate Jeffs’ Brands for the following reasons: the Company is the largest shareholder in Jeffs’ Brands and holds as of the date of the completion of the IPO 35.27% of the voting rights. The composition of the Board of Directors will remain the same until the next annual meeting, which will be scheduled during 2023. These reasons indicate the Company’s continued control of Jeffs’ Brands.

B.	Investments according to the equity method:

1.	This table summarizes the total investments according to the equity method:

	December 31, 2022	December 31, 2021
	USD in thousands

ScoutCam (note 4C)	9,375	10,735
Gix Internet (note 4F)	-	4,867
Parazero (note 4M)	976	-
Laminera (note 4N)	1,176	-
Polyrizon (note 4H)	214	447
Elbit Imaging (note 4J)	-	975
Revoltz (note 4I)	151	216
	11,892	17,240

2.	This table summarizes the total share of loss (profit) of investments according to the equity method:

	For the year ended December 31, 2022	For the year ended December 31, 2021
	USD in thousands

ScoutCam (note 4C)	1,360	1,401
Automax (note 4G)	-	(275)
Gix Internet (note 4F)	215	822
Parazero (note 4M)	615	-
Laminera (note 4N)	157	-
Polyrizon (note 4H)	234	74
Elbit Imaging (note 4J)	36	83
Revoltz (note 4I)	42	44
	2,659	2,149

3.	This table summarize the Company’s rights in share capital and voting rights:

	Main place of	Company rights in share capital and voting rights
	the business	%
December 31, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	37.03%
ScoutCam	Israel	27.02%
Fuel Doctor	Israel	28.63%
Revoltz	Israel	19.9%

December 31, 2021
Gix Internet	Israel	34.58%
Polyrizon	Israel	36.81%
ScoutCam	Israel	27.02%
Elbit Imaging	Israel	5.72%
Fuel Doctor	Israel	35.06%
Revoltz	Israel	19.9%

4.	Summarized financial information of material investments:

ScoutCam

Summarized statements of financial position:

	December 31, 2022	December 31, 2021
	USD in thousands
Current assets	14,117	20,212
Non-current assets	2,778	3,334
Current liabilities	4,187	1,309
Non-current liabilities	2,550	2,621
Equity	10,158	19,616

Summarized statement of comprehensive income:

	Year ended December 31, 2022	Nine months ended December 31, 2021 (*)	Three months ended March 31, 2021 (*)	Year ended December 31, 2020
	USD in thousands
Revenue	665	363	24	491
Net loss	(6,575)	(7,381)	(1,606)	(4,667)

(*)	ScoutCam was deconsolidated on March 31, 2021, and the investment was accounted for as an equity method investment from April 1, 2021 (refer to note 4C).

Summarized statement of cash flows:

Three months ended March 31, 2021
USD in thousands

Cash flow used in operating activities	(774)
Cash flow used in investing activities	(117)
Cash flow from financing activities	10,281
Net increase in cash and cash equivalents	9,378

Parazero

Summarized statements of financial position:

December 31, 2022

Current assets	1,438
Non-current assets	98
Current liabilities	2,422
Non-current liabilities	772
Equity	(1,658)

Summarized statement of comprehensive income:

Period February 2 - December 31, 2022

Revenue	514
Net loss	(1,205)

Laminera

Summarized statements of financial position:

December 31, 2022
USD in thousands
Current assets	193
Non-current assets	748
Current liabilities	420
Non-current liabilities	40
Equity	481

Summarized statement of comprehensive income:

Period March 31- December 31, 2022

Revenue	-
Net loss	(689)

5.	Fair value of investments in material affiliated companies for which there is a market price on the stock exchange:

	December 31, 2022		December 31, 2021
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
ScoutCam	9,375	9,623	10,735	15,397
Gix Internet (*)	-	-	4,867	5,854
Elbit Imaging (**)	-	-	723	974

(*)	Gix Internet was consolidated as of February 28, 2022 (note 4F).

(**)	Elbit Imaging investment was accounted for as assets at fair value through profit or loss as of October 18, 2022 (note 4J).

C.	ScoutCam

On December 30, 2019, the Company and ScoutCam Inc. (“ScoutCam”) consummated a securities exchange agreement (the “Exchange Agreement”), pursuant to which the Company delivered 100% of its holdings in ScoutCam Ltd. to ScoutCam in exchange for shares of ScoutCam’s common stock representing 60% of the issued and outstanding share capital of ScoutCam immediately upon the consummation of the Exchange Agreement.

On March 22, 2021, ScoutCam issued to investors (the “Investors”) 2,469,156 units (the “Units”) in exchange for an aggregate purchase price of USD 20 million. As the Company did not participate in the March 2021 funding, its interest in ScoutCam reduced to 28.06%, which resulted in loss of control in ScoutCam as of April 2021. Accordingly, ScoutCam was deconsolidated as of such date and accounted for using the equity method, with the purchase price being the fair value of ScoutCam’s shares held by ScoutCam as of such date. As a result of deconsolidation of ScoutCam and initial recognition of the investment in shares of ScoutCam at fair value, the Company recorded a gain of USD 11,465 in the consolidated statement of income/loss and other comprehensive income/loss. Additionally, the Company recognized its holdings in ScoutCam’s warrants as financial asset through profit or loss and recorded an additional gain of USD 97 thousand. As of December 31, 2021, part of the warrants was exercised and the rest expired.

On August 9, 2021, ScoutCam amended its Articles of Incorporation to affect a 9 to 1 reverse stock split of ScoutCam’s outstanding Common Stock.

As of December 31, 2022, the Company owns approximately 27.02% of the outstanding common stock of ScoutCam.

On March 21, 2023, ScoutCam executed a capital raising transaction which diluted the Company’s holdings in ScoutCam to 18.45% and the remaining holding was accounted for as an investment at fair value through profit or loss (FVTPL) (see note 21(4)).

Purchase price allocation upon deconsolidation and initial measurement under the equity method:

March 31, 2021
USD in thousands

Fair value of investment	11,843
Total consideration	11,843
ScoutCam’s Equity as of March 31, 2021	22,338
Adjustments to Equity	(5,445)
Equity ss adjusted	16,893
Groups share in %	28.06%
4,740

Excess cost to allocate:	7,103

Technology	1,672
Deferred tax liability	(385)
Total intangible assets identified	1,287

Excess purchase price to allocate to goodwill	5,816

Activity in investment account:

January 1, 2022 - December 31, 2022
USD in thousands
Investment as of January 1, 2022	10,735
Group share in losses	(1,776)
Excess cost Amortization-technology	(124)
Share based compensation	442
Group share in forfeited options	98
Investment as of December 31, 2022	9,375

April 1, 2021 - December 31, 2021
USD in thousands
Investment as of April 1, 2021	11,843
Group share in losses	(2,044)
Excess cost Amortization-technology	(96)
Share based compensation	540
Exercise of warrants by the Group	234
Group share in exercise warrants by others	218
Group share in forfeited options	32
Additional investment allocated to goodwill	8
Investment as of December 31, 2021	10,735

Reconciliation to carrying amounts:

December 31, 2022
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2022	11,785
Adjustments to Equity	(1,628)
Equity As adjusted as of December 31, 2022	10,157
Groups share in %	27.02%
Group share	2,744
Balance of excess cost:
Technology, net of deferred tax	1,023
Goodwill	5,608
Balance as of December 31, 2022	9,375

December 31, 2021
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2021	19,615
Adjustments to Equity	(4,883)
Equity As adjusted as of December 31, 2021	14,732
Groups share in %	27.02%
Group share	3,981
Balance of excess cost:
Technology, net of deferred tax	1,146
Goodwill	5,608
Balance as of December 31, 2021	10,735

D.	Eventer

General

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer, a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested USD 750 thousand and was issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. The Milestones will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. As of December 31, 2022, the Milestones have not been achieved and the fair value of the earn-out was determined to be immaterial.

In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand (“Initial Advance”), and the loan was valued at USD 204 thousand. According to the loan agreement, the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company’s approval. Advances extended under the Loan Agreement may be repaid and borrowed, in part or in full, from time to time. The Initial Advance should be repaid in twenty-four equals monthly instalments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.

Additionally, on October 14, 2020, the Company entered the Exchange Agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the Exchange Agreement and ending fifty-four (54) months following the date of the Exchange Agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The number of ordinary shares of the Company to which Eventer’s shareholders would be entitled pursuant to an exchange will be calculated by dividing the fair market value of each of Eventer’s ordinary share, as mutually determined by the Company and the shareholders, by the average closing price of an ordinary share of the Company on the principal market on which its ordinary shares or ADSs are traded during the sixty days prior to the exchange date, rounded down to the nearest whole number. The Company board of directors may defer the exchange’s implementation in the event it determines in good faith that doing so would be materially detrimental to the Company and its shareholders. In addition, the exchange may not be affected for so long as USD 600 thousand or more remains outstanding under the Loan Agreement, or if an event of default under the Loan Agreement has occurred. The Company treated the Exchange Agreement at the date of the business combination from accounting perspective as recognition of non-controlling interests, in addition to the recognition of a liability in respect of a derivative (exchange options) which will be measured at fair value at each cut-off date and will be revalued. The changes in the fair value at each cut-off date will be recorded as a financial income/expense. The Company concluded that the fair value of this derivative is immaterial, as this is an exchange of Eventer shares held by the other party, a fixed number in consideration for a variable number of the Company’s shares whose total value is equal to the value of the Eventer shares exchanged.

On March 25, 2021, Eventer completed a finance round of approximately USD 2,250 thousand (approximately NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s outstanding shares after consummation of the investment. As part of the investment agreement, Keshet Holdings LP (“Keshet”), one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further provided that the investment proceeds to be paid by Keshet are to be netted by the USD 1,250 thousand to be paid as consideration of the above-mentioned advertising services. Accordingly, the net amount Eventer raised in the finance round amounted to USD 1,000 thousand, with advertising services recorded as prepaid expense in the amount of USD 1,250 thousand. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022. Following lack of usage of advertising services by Eventer till 30 June 2022 Eventer and Keshet agreed to extend the entitlement period till December 31, 2023, such that the original volume would be utilized. As the extension in time period does not entitle Eventer to additional advertisement services, the Company concluded that the fair value of the additional benefit represented by the extension is immaterial. Following the finance round, the Company’s holding in Eventer decreased to 47.69% of Eventer’s issued and outstanding share capital.

Additionally, the investment agreement further provided that if in the following twelve months of the closing, Eventer shall not consummate an IPO, then the price per share (“PPS“) shall be adjusted downward to reflect 50% of the PPS at the time of the closing Date (the “Adjusted PPS”), and the Investors shall be issued with additional Ordinary Shares of Eventer, at no additional consideration. Eventer did not consummate an IPO, therefore on May 25, 2022, Eventer issued to the investors 65,310 shares from which the Company received 19,518 shares. The Company’s holding in Eventer decreased to 46.21% from that date.

During November 2021, the Company and Eventer agreed that the Initial Advance will be repaid the earlier of (i) six months following the Maturity Date of the Initial Advance; or (ii) immediately following an initial public offering of Eventer. The Company concluded the change in terms does not constitute a material modification of the loan. Accordingly, the loan’s carrying value was retained and no profit or loss outcome was recorded as a result of the change in terms.

In November 2021, the Company loaned an amount of USD 250 thousand to Eventer which is to be repaid 6 months after the loan was received. The loan bears 4% interest per year.

On October 30, 2022, the Company and Eventer signed an amendment according to which the maturity date of the Initial Advance and the loan will be May 30, 2024. In an event Eventer will issue securities in consideration of at least USD 2 million or in the event of an IPO or right offering (the” Investment”), then the outstanding Initial Advance and the loan will automatically be converted into shares. The number of shares will be calculated by dividing the outstanding balance loan as of the closing date of the Investment by a price per share which shall reflect a 20% discount off the lowest price per share paid in the Investment.

The Company concluded the fair value of the benefit represented by the change in terms is immaterial.

Loan agreement with Safee Cyber Technologies Inc.

On August 1, 2022, the Company and Eventer signed a loan agreement with Safee Cyber Technologies Inc. (“Safee”). For more details about the Company’s investment in Safee, see note 4P.

According to the loan agreement, the Company loaned Safee an amount of NIS 250 thousand (USD 74 thousand) and Eventer loaned Safee an amount of NIS 300 thousand (USD 89 thousand) consisting of NIS 100 thousand (USD 30 thousand) in cash and by assigning to Screenz NIS 200 thousand (USD 59 thousand) of the unutilized advertising rights Eventer had purchased from Keshet in March 2021 as mentioned above.

Additionally, for the purpose of loan repayment, Eventer’s loan will be considered as NIS 200 thousand (USD 59 thousand) in total. As a result, Eventer recorded an expense of NIS 100 thousand (USD 29 thousand).

Safee shall repay the loans and the interest out of the proceeds that it will receive, directly and/or indirectly, from the sale of NFT, in a way that the company and Eventer will be entitled to receive the relative part of the loans (excluding 10% of such proceeds). Safee shall not use the NFT proceeds for any other purpose and shall not grant any rights to any third party in the proceeds, until the full repayment of the loans and the interest.

Following the full repayment of the loans and the interest, Safee will be entitled to receive 43.3% of the NFT proceeds and each the Company and Eventer will be entitled to receive 28.35% of the NFT proceeds.

In the event that the net proceeds shall not be sufficient to repay the loans within the period of 2 years or in case the Cooperation Agreement shall be terminated prior to the full payment of the loans, the Company and Eventer shall waive all unpaid amounts of the loans.

The loans bear a fixed annual interest at the minimal rate required according to the applicable tax law, starting from the date the loan was provided and until its full repayment.

As of December 31, 2022, the fair value of the loan is USD 104 thousand.

Contingent liabilities

On September 19, 2022, a lawsuit was filed against Eventer and others in the amount of NIS 280 thousand (USD 80 thousand), alleging a violation of the Prohibition of Discrimination in Products, Services, and Entry into Places of Entertainment and Public Places Law. According to the opinion of Eventer’s legal counsel, the chances of the lawsuit to be rejected are more likely than not.

On December 14, 2022, a request for a class action was filed against Eventer and its two directors, alleging the violation of the provisions of the Prohibition of Discrimination in Products, Services, and Entry into Places of Entertainment and Public Places Law. The plaintiff claims that Eventer allows the allocation of different kinds of tickets to different groups (such as women, children etc.), thereby allowing structured discrimination.

According to the opinion of Eventer’s legal counsel, the chances of the class action to be rejected are more likely than not both against the Eventer and its directors. Eventer must submit its response to the class action request by May 14, 2023.

Agreement with Screenz Cross Media Ltd.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company indirectly controlled and managed by Eli Uzan who serves as Eventer’s Director) (hereafter “Screenz”). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services, and in exchange will pay Screenz an amount of USD 1,500 thousand (approximately NIS 4,280 thousand) over a period of eight months, as well as 8% from the revenues earned from using the broadcasting system in the field of virtual conferences.

On December 30, 2021, the Board of Directors approved an amendment to the agreement between Eventer and Screenz effective September 30, 2021 (the “Effective Date”). As per the amendment, instead of USD 1,500, Eventer will pay in exchange for the license an aggregate amount of USD 1,800 thousand, and the repayment term is to be extended to a period of three years, in monthly instalments of approximately USD 50 thousand each. Eventer evaluated the change in the terms of the commitment in accordance with IFRS 9 and concluded that the change does constitute a material modification of the loan. As of September 30, 2021, the loan’s book value was USD 1,300 thousands and the fair value of the debt was valued at USD 1,415 thousand. The difference of USD 115 thousand was recorded as finance expenses.

As of December 31, 2021, the balance of Eventer’s debt to Screenz for the license was a total of USD 1,217 thousand. For additional information see note 17b4.

On March 20, 2022, Eventer and Screenz agreed to reduce the monthly payments for the license from 50 thousand dollars to 25 thousand dollars for a period of 5 months. The modified loan terms did not represent a substantial modification in accordance with IFRS 9.

The aforementioned payments ceased in August 2022 and in December 2022 an amendment was signed pursuant to which Eventer repaid its debt to Screenz by assigning to Screenz the remaining unutilized advertising rights Eventer had purchased from Keshet in March 2021 as mentioned above. The prepaid expense balance in respect of these advertising rights in the books of Eventer as of the repayment date, which approximates the advertising rights’ fair value, was USD 660 thousand. The debt balance as of the date of the amendment was USD 1,062 thousand (NIS 3,862 thousand). The difference between the debt balance and the advertising rights of USD 402 thousand was recorded as a capital contribution from Screenz to Eventer. It was also determined that Screenz will have the first right to receive any money received from Eventer and resulting from a digital ticketing platform for interactive virtual events up to a total amount of USD 480 thousand. The Company concluded the fair value of this commitment is immaterial given the uncertainty of revenues to be generated by Eventer from interactive virtual events.

Deferred offering costs

During 2021, Eventer recorded USD 470 thousand as deferred offering costs in relation to a planned initial public offering (“IPO”). During 2022, Eventer recorded these deferred offering costs as an expense due to the fact that the offering did not occur.

Share based compensation grants

On March 30, 2021, Eventer’s Board of Directors approved a contractual agreement with Eventer’s CEO. The date of the commencement of the agreement is January 1, 2021. The CEO will be entitled to a salary of NIS 33 thousand (USD 10 thousand). In addition, Eventer granted the CEO 29,944 options to purchase one share at an exercise price of 0.001 NIS per share. The options shall vest over a period of three years commencing from the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model using the following inputs: (a) risk-free interest rate– 0.15%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 10 years.

The value of this grant was estimated at approximately NIS 1,668 thousand (USD 473 thousand). For the years ended December 31, 2022, and 2021, approximately NIS 418 thousand (USD 124 thousand) and NIS 1,123 thousand (USD 347 thousand), respectively, were recognized and recorded as expenses.

On March 30, 2021, Eventer’s Board of Directors approved a contractual agreement with Round Robin Ltd. Which is one of the founding partners of Eventer. The date of the commencement of the agreement is January 1, 2021. Under the agreement, Round Robin Ltd. will provide Eventer with 12 monthly hours of technological consulting, and in exchange, Eventer will grant Round Robin Ltd. 29,944 options to purchase one share at exercise price of 0.001 NIS per share. The options shall vest over a period of three years commencing the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.15%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 10 years.

The value of this grant was estimated at approximately NIS 1,668 thousand (USD 473 thousand). For the years ended December 31, 2022, and 2021, approximately NIS 418 thousand (USD 124 thousand) and NIS 1,123 thousand (USD 347 thousand), respectively, were recognized and recorded as expenses.

On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Roee Grinblat as Eventer’s Chief Business Manager. According to the agreement, the engagement between Eventer and Mr. Greenblatt commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer will grant a quantity of shares, that will constitute approximately 2% of Eventer’s issued and outstanding capital immediately after the public offering is completed, as options grant. The options shall vest over a period of three years commencing on engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The exercise price of 50% of the options will be equal to the public offering and 50% will equal the share price of the capital raising round that preceded the public offering price. The fair value of the options as at the grant date was estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate– 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years.

The value of this grant was estimated at approximately NIS 277 thousand (USD 83 thousand). For the year ended December 31, 2021, approximately NIS 186 thousand (USD 58 thousand) were recognized and recorded as expense. During 2022 Eventer reversed the expense due to the fact that the offering did not occur.

On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Liron Carmel as the Chairman of the Board of Directors of Eventer. According to the agreement, the engagement between Eventer and Mr. Carmel commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares, that will constitute approximately 2% of the Eventer’s issued and outstanding ordinary shares immediately after the public offering is completed, as options grant. The options shall vest over a period of three years, commencing on engagement date. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal to the share price of the capital raising round that preceded the public offering price. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years.

The value of this grant was estimated at approximately NIS 277 thousand (USD 86 thousand). For the year ended December 31, 2021, approximately NIS 186 thousand (USD 58 thousand) were recognized and recorded as expense. During 2022 Eventer reversed the expense due to the fact that the offering did not occur.

On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Eli Uzan as Eventer’s President and Director. According to the agreement, the engagement between Eventer and Mr. Uzan commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares, that will constitute approximately 2% of Eventer issued and outstanding ordinary shares immediately after the public offering is completed, as options grant. The options shall vest over a period of three years commencing on engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal the share price of the capital raising round that preceded the public offering. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years.

The fair value of this grant was estimated at approximately NIS 219 thousand (USD 68 thousand). For the year ended December 31, 2021, approximately NIS 147 thousand (USD 46 thousand) were recognized and recorded as expenses. During 2022 Eventer reversed the expense due to the fact that the offering did not occur.

On December 30, 2021, Eventer’s board of directors approved a grant of NIS 8 thousand (USD 2 thousand) to Eventer’s chief executive officer as a bonus for the results and achievements of Eventer for the year 2021. Additionally, Eventer’s board of directors approved a bonus of USD 90 thousand to the chief executive officer which shall be paid in 9 equal instalments per month commencing January 2022.

During April 2022, Eventer’s board of directors approved a salary increase to Eventer’s chief executive officer to NIS 50 thousand (USD 15 thousand) per month, effective as of January 1, 2022.

E.	Jeffs’ Brands Ltd.:

General

On October 8, 2020, the Company entered into the Pro and Purex SPA. Pro and Purex (as defined in note 1) both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon Online Marketplace. Pursuant to the Pro and Purex SPA, the Company acquired 50.01% of Pro’s and 50.03% of Purex’ issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company’s ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the former stockholders, and issue up to USD 500 thousand worth of ADSs to the former stockholders of such companies subject to EBITDA milestones. On July 2021, and following EBITDA results the Company issued USD 71 thousand worth of ADSs.

In addition, the companies’ former shareholders are entitled to additional milestone issuances of up to an aggregate USD 750 thousand in ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions closed on January 4, 2021. Also, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’ stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such acquisition financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’ stockholders. Subsequently, according to the terms of the Pro and Purex SPA, the Company entered into a loan and pledge agreement, effective January 5, 2021, with its majority owned subsidiaries Pro and Purex.

Pursuant to this loan and pledge agreement, the Company extended a USD 250 thousand loan, with an annual interest of 4%, to be repaid on the second anniversary of the effective date.

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and the allocation of the purchase price as of the acquisition date:

January 4, 2021
USD in thousands

Cash consideration invested in Jeffs’ Brands	1,650
Non- cash consideration invested in Jeffs’ Brands	71
Total consideration	1,721
Less:
Fair value of net assets acquired	2,314
Non-controlling interest	(1,156)
Total acquired	1,158

Goodwill	563

On May 10, 2021, the Company entered into a stock exchange and plan of restructuring agreement with Victor Hakmon, the other shareholder of Pro and Purex, and Jeffs’ Brands, a newly incorporated entity, Pursuant to which, among other things, the Company and Victor Hakmon transferred all holdings in Pro and Purex to Jeffs’ Brands, in return for a consideration of Jeffs’ Brands ordinary shares issued respectively. As a result, Pro and Purex became wholly owned subsidiaries of Jeffs’ Brands. The share exchange transaction was accounted for as a common control transaction, such that the carrying values of the assets and liabilities of Pro and Purex were retained through the transaction. To date, the Company invested approximately USD 6.5 million in Jeffs’ Brands and holds 35.94% of its shares.

In April 2021, Top Rank Ltd., an Israeli company, was established as a wholly owned subsidiary of Jeffs’ Brands.

On July 23, 2021, the Company granted Mr. Victor Hakmon, the CEO of Jeffs’ Brands, 32,202 ADSs at fair value of USD 60 thousand as a special bonus for his achievements in the six months period ended June 30, 2021. The grant was recorded as an expense in the consolidated statements of income/loss and other comprehensive income/loss.

On August 3, 2022, Jeffs’ Brands Board of Directors approved to increase Mr. Hakmon’s monthly salary to NIS 55 thousand (USD 23 thousand) plus applicable value added taxes (“VAT”), retroactively from February 1, 2022, until the closing of the IPO. Effective on September 1, 2022, Jeffs Brands Board of Directors approved an increase to Mr. Hakmon’s monthly salary to NIS 80 thousand (USD 24 thousand) plus VAT and a one-time bonus of NIS 480 thousand (USD 140 thousand).

In February 2023, Jeffs’ Brands Holding Inc., was established as a wholly owned subsidiary of Jeffs’ Brands.

On March 9, 2023, Jeffs’ Brands purchased all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales. For additional information see note 21(6).

Initial Public Offering

On August 30, 2022, Jeffs’ Brands completed its initial public offering (“IPO”). In connection with the IPO, Jeffs’ Brands sold 3,717,473 units at a public offering price of USD 4.16 per unit, with each unit consisting of one ordinary share, no par value per share (“Ordinary Share”), and one warrant (“IPO Warrant”), to purchase one Ordinary Share, at an exercise price of USD 4.04 per Ordinary Share. Additionally, Jeffs’ Brands issued warrants to the underwriter to purchase up to 185,873 ordinary shares at an exercise price of USD 5.20 per Ordinary Share (“Underwriter’s Warrants”). The underwriter partially exercised its right to purchase an additional 425,912 warrants for total consideration of USD 4 thousand. Jeffs’ Brands received total net proceeds of USD 13.4 million after deducting issuance costs of USD 2.1 million. Following the IPO completion, the Company’s holdings in Jeffs’ Brands decreased to 35.94% of the issued and outstanding share capital of Jeffs’ Brands.

On September 7, 2022, Jeffs’ Brands’ volume weighted average stock price was less than the exercise floor of USD 4.04 for the IPO Warrants. Accordingly, and based on the contractual terms of the IPO Warrants, effective after the closing of trading on November 28, 2022 (the 90th calendar day immediately following the issuance date of the IPO Warrants), the IPO Warrants were adjusted (“As-Adjusted IPO Warrants”) pursuant to their terms, including, but not limited to, the reduction of the exercise price of the IPO Warrants to USD 2.02.

Additionally, Additional Warrants were issued to each qualified buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022. Accordingly, Jeffs’ Brands issued Additional Warrants to purchase 2,824,525 Ordinary Shares. Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant; provided, however, that the term of each Additional Warrant will be five (5) years from the issuance date and such Additional Warrant will not be listed on any securities exchange. In addition, as long as the Additional Warrants are outstanding, each holder of at least 120,192 IPO Warrants will receive semi-annual payments based on the Jeffs’ Brands consolidated revenues, dependent on the amount of the Additional Warrants outstanding. As of December 31, 2022, the payment will be equal to approximately 2.3% of Jeffs’ Brands consolidated revenues for the period ended December 31,2022.

The IPO Warrants and the Additional Warrants were accounted for derivative liabilities measured at fair value through profit or loss (see note 5).

The Ordinary Shares and IPO Warrants trade on the Nasdaq under the symbol “JFBR” and “JFBRW”, respectively.

On February 2, 2021, the Company entered into a loan and pledge agreement (the “Pro Loan and Pledge Agreement”) with Pro and Pro’s other shareholder, to finance Pro’s additional purchases of three new brands on the Amazon Online Marketplace. Pursuant to the Pro Loan and Pledge Agreement, the Company and Pro’s other shareholder extended a USD 3.76 million and a USD 940 thousand loans, respectively, with an annual compound interest of 4%, to be repaid on February 2, 2026.

The Company concluded the stated interest is materially lower than its market price. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a deemed contribution by the Company to Jeffs’ Brands. Similarly, the difference between the fair value and face value of the loan attributable to the non-controlling interest was recorded as a deemed contribution by the non-controlling interest to Jeffs’ Brands.

Until May 3, 2022, the loans were measured at amortized cost.

As of May 3, 2022, Pro had outstanding loans to the Company, Mr. Hakmon and L.I.A. Pure Capital Ltd. of USD 4.1 million, USD 940 thousand, and USD 109 thousand, respectively. On May 3, 2022, Jeffs’ Brands entered into Assignments to Loan Agreements with the Company, Pro, Mr. Hakmon and L.I.A. Pure Capital Ltd., pursuant to which Jeffs’ Brands assumed Pro’s obligations under the outstanding loans and agreed that unless previously repaid, pursuant to the terms of the respective loan agreements with such parties, effective immediately upon the consummation of IPO, all outstanding principal due to each such party shall be automatically converted into a number of Jeffs’ Brands ordinary shares equal to the quotient obtained by dividing the outstanding principal amount due to such party, by the per ordinary share price obtained by dividing USD 10 million by the fully diluted issued and outstanding ordinary shares as of immediately prior to the closing of the IPO. Any accrued and unpaid interest due to such party as of such date will be paid in cash.

The Company concluded the modified loan terms (“Modified Loan”) including an equity conversion feature upon IPO, represent a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a deemed contribution by the Company to Jeffs’ Brands. Similarly, the difference between the fair value and face value of the loan attributable to the non-controlling interest was recorded as a deemed contribution by the non-controlling interest to Jeffs’ Brands.

In connection with the IPO that was consummated on August 30, 2022, the loans between the Company, Jeffs’ Brands, Mr. Hakmon and L.I.A. Pure Capital Ltd. were converted into 1,463,619 ordinary shares.

Short term loans

	December 31, 2022	December 31, 2021
	USD in thousands

Amazon loans	86	101
Related party loan	-	111
Third parties’ loans	-	715
	86	927

Amazon Loans

On April 8, 2021, Pro entered into a loan agreement with Amazon.com. Pursuant to which, Pro received from Amazon.com an aggregated amount of USD 78 thousand. The loan matures within 12 months and bears an annual interest at a rate of 10.99% per year. In order to secure the loan, Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon.com. In September 2021, the loan was fully repaid.

On September 22, 2021, Pro entered into a loan agreement with Amazon.com. Pursuant to the loan agreement, Pro received from Amazon.com an aggregated amount of USD153 thousand, of which USD14 thousand of such amount offset from the received amount on the account of repayment of previous Amazon loan balance. The loan matures within 9 months and bears an annual interest at a rate of 9.99% per year. In order to secure the loan, Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon. On May 9, 2022, the loan was fully repaid.

On May 09, 2022, Pro entered into a loan agreement with Amazon.com. Pursuant to the loan agreement, Pro received from Amazon.com an aggregate amount of USD 153 thousand. The loan matures within 12 months and bears an annual interest at a rate of 9.99% per year. In order to secure the loan, Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon.

Third parties’ loans

July 1, 2021, loan:

On July 1, 2021, Pro entered into a loan agreement with a third party. The loan bore annual interest rate of 10% and was payable on January 1, 2022. Pro was entitled to extend the loan by an additional sixty days, with additional interest of 1% per month. In addition, pursuant to the loan agreement, in the event of an IPO of Jeffs’ Brands, the lender will be entitled to Ordinary Shares of the Company at an aggregate value of USD 125 thousand with a conversion price at the IPO price. On July 6, 2021, the loan principal of USD 375 thousand was received. The proceeds from the lender were first allocated to the liability to issue a variable number of shares based on its fair value at the date of issuance in an amount of USD 31, with a corresponding discount recorded on the third-party loan. The derivate liability is revalued at each period-end and amounted to USD 69 as of December 31, 2021 (see note 5).

On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.

Following the IPO, Jeffs’ Brands repaid the third-party loan and issued the third-party 30,048 warrants.

July 5, 2021, loan:

On July 5, 2021, Pro entered into a loan agreement with a third party. The loan bore annual interest rate of 10% and was payable on January 5, 2022. Pro had the right to extend the loan period by an additional sixty days, with additional interest of 1% per month. In addition, pursuant to the loan agreement, in the event of an IPO of Jeffs’ Brands, the lender would be entitled to Ordinary Shares of Jeffs’ Brands at an aggregate value of USD 125 thousand, with a conversion price based on the IPO price per share, exercisable for a three-year period beginning on the closing date of the IPO. On July 9, 2021, the loan principal of USD 375 thousand was received. The proceeds from the lender were first allocated to the liability to issue a variable number of shares based on its fair value at the date of issuance in an amount of USD 31, with a corresponding discount recorded on the third-party loan. The derivate liability is revalued at each period-end and amounted to USD 69 as of December 31, 2021 (see note 5).

On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.

Following the IPO, Jeffs’ Brands repaid the third-party loan and issued the third-party 30,048 warrants.

Bank Leumi Loan

On February 22, 2022, Jeffs’ Brands entered into a loan agreement with Bank Leumi Le-Israel (“Bank Leumi”) to provide a line of credit in an aggregate amount of up to USD 1 million, which Jeffs’ Brands may draw in two tranches at its request, but in no event after July 21, 2022. Pursuant to the loan agreement, amounts drawn bear interest at a rate of Secured Overnight Financing Rate (“SOFR”) plus 3.25% annually. Unless otherwise provided with respect to a particular draw, any unpaid principal together with accrued and unpaid interest under the line of credit is required to be repaid no later than August 21, 2022. In order to induce Bank Leumi to provide the loan, Jeffs’ Brands and the Company entered into a controlling shareholders’ comfort letter, subordination agreements and a negative pledge. On March 3, 2022, Jeffs’ Brands drew USD 400 thousand under the line of credit. On June 2, 2022, Jeffs’ Brands drew additional USD 200 thousand under the line of credit. Following the IPO, Jeffs’ Brands repaid the bank loan.

Related parties’ loans

For more information on related parties’ transactions see note 17b4.

Deferred offering costs

Jeffs’ Brands capitalized certain legal and other third-party fees that were directly related to the Jeffs’ Brands IPO. As of December 31, 2021, there were USD 366 thousand of deferred offering costs included in other non-current assets on the balance sheet.

The total gross consideration from the IPO was initially allocated to the derivative warrant liability based on its fair value and the remaining amount was allocated to the Ordinary Shares issued and recognized as a component of equity. Issuance costs were allocated between the warrant liability and Ordinary Shares based on their relative fair values.

Ordinary shares and incentive plan

As of December 31, 2021, Jeffs’ Brands issued and outstanding ordinary shares are comprised of 10 thousand shares.

On January 19, 2022, Jeffs’ Brands board of directors approved Jeffs’ Brands 2022 Incentive Option Plan (the “Plan”). A total of 1,765 ordinary shares were reserved and subject to the Plan. The Plan was amended on February 17, 2022, and the number of options increased to 3,000,000 ordinary shares (the total number of ordinary shares reserved for the exercise of options granted under the Plan is 1,307,027 following the effectiveness of the two reverse share splits). The Plan is intended as an incentive to retain directors, officers, employees, consultants and advisers of Jeffs’ Brands.

On February 17, 2022, Jeffs’ Brands board of directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664 (prior to adjustments for subsequent reverse share split) Ordinary Shares for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), pursuant to which holders of Jeffs’ Brands ordinary shares received 664 (prior to adjustments for subsequent reverse share split) ordinary shares for every one ordinary share held as of such date, resulting in an aggregate issuance by Jeffs’ Brands of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares on such date.

Additionally, Jeffs’ Brands’ board of directors approved an increase of the authorized share capital of Jeffs’ Brands to 100 million (43,567,567 after giving effect to the two reverse share splits) ordinary shares subject to Jeffs’ Brands’ shareholder approval and effective upon the effective date of the registration statement.

On May 3, 2022, Jeffs’ Brands’ board of directors approved a 0.806-for-1 reverse split of the Jeffs’ Brands issued and outstanding ordinary shares, effective as of May 3, 2022, pursuant to which, holders of the Jeffs’ Brands ordinary shares received 0.806 of ordinary shares for one ordinary share held as of immediately prior to such date. The reverse stock split proportionally reduced the number of authorized share capital to 5,352,281 shares.

On June 16, 2022, Jeffs’ Brands’ board of directors approved a 1-for-1.85 reverse split of Jeffs’ Brands issued and outstanding ordinary shares, effective as of June 16, 2022, pursuant to which, holders of Jeffs’ Brands ordinary shares received one ordinary share for every 1.85 ordinary shares held as of such date. The reverse stock split proportionally reduced the number of authorized share capital to 2,893,125 shares.

All share and stock option information related to Jeffs’ Brands, have been adjusted to reflect the bonus share issuance and the reverse share splits.

Consultant agreement with Pure Capital

On October 26, 2022, Jeffs’ Brands and Pure Capital entered into a consulting agreement, pursuant to which Pure Capital will provide consulting services to Jeffs’ Brands for a monthly fee of NIS 57.5 thousand (approximately USD 16.5 thousand). Jeffs’ Brands paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately USD 121 thousand) for their services to Jeffs’ Brands from the day of Jeffs’ Brands inception until the closing of the IPO. As part of the consulting agreement, Pure Capital is also entitled to the following payment: (i) an amount equal to 7% of the gross proceeds paid to Jeffs’ Brands in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022, by either party upon 30 days advance notice.

Additionally, on October 26, 2022, Jeffs’ Brands and Pure NJ Logistics LLC, owned by Pure Capital and a director of Jeffs’ Brands, entered into a warehouse lease agreement for a warehouse located in the USA. As of December 31, 2022, the advances to suppliers comprised of USD 228 thousand that were paid to Pure NJ Logistics LLC.

Short-term lease agreement with the Company

On May 21, 2022, Jeffs’ Brands entered into a short-term lease agreement for its offices from the Company and participated in 50% of the related lease and maintenance expenses. Jeffs’ Brands paid USD 86 thousand plus VAT on December 30, 2022. The outstanding payable to the Company as of December 31, 2022, was USD 32 thousand plus VAT.

Leases

Jeffs’ Brands leases office space since October 1, 2022, for a period of 3 years.

As of December 31, 2022, Jeffs’ Brands’ right of use asset and lease liabilities totaled USD 138 thousand and USD 141 thousand, respectively.

Jeffs’ Brands uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2022, Jeffs’ Brands’ leases had a weighted average remaining lease term of 3 years and a weighted average borrowing rate of 10%.

F.	Gix Internet Ltd:

General

On June 19, 2019, the Company signed an agreement with Gix Internet and its then wholly owned subsidiary Gix Media, for an investment of approximately USD 5 million (the “Investment Agreement”). The investment was subject to certain pre-conditions, which were met on September 3, 2019. As part of the investment, the Company received 729,508 ordinary shares of Gix Media, 2,168,675 ordinary shares of Gix Internet and 2,898,183 warrants to purchase 2,898,183 Gix Internet’s shares.

Medigus was also entitled, for a period of three years following the closing of the investment, to convert any and all of its Gix Media’s shares into Gix Internet shares with a 20% discount over the average share price of Gix Internet on TASE within the 60 trading days preceding the conversion (“Conversion Right”).

As part of the investment agreement, an anti-dilution mechanism was included that would occur under a certain event set in the agreement in the three-year period since September 3, 2019. Until September 3, 2022, such event had not occurred. On September 3, 2022, the Anti-dilution has expired.

The Company also held 2,898,183 warrants to purchase 2,898,183 Gix Internet shares at an exercise price of NIS 5.25 per share (“Gix Warrants”), with the expected term of 3 years following the closing. The warrants were measured at fair value through profit or loss using Black-Scholes model. The warrants expired on September 3, 2022.

In March and June 2021, the Company exercised its rights to convert Gix Media’s shares to Gix Internet shares such that after those conversions the Company owned 33.17% of Gix Internet.

These increases were accounted for as additional purchases, using the “step by step” method, with the purchase price being the fair value of Gix Media shares and the fair value to the conversion option as of the conversion option exercise date.

On October 14, 2021, Gix Media completed the acquisition of 70% of the outstanding and issued shares of Cortex Media Group Ltd. (“Cortex”), a media-tech company that has developed expertise in turning original content into a profit center through user traffic acquisition.

During February 2022, the Company purchased 1,318,426 shares of Gix Internet for a total consideration of USD 731 thousand (NIS 2.4 million) (“Cash Consideration”).

Through the period from February 14, 2022, up to February 28, 2022, following several purchases of Gix Internet’s shares, the Company’s interest in Gix increased to 38.03%, which resulted in gain of control in Gix Internet. Accordingly, Gix Internet was consolidated as of March 1, 2022. The acquisition purchase price of approximately USD 7.7 million. As a result, the Company recorded a gain of USD 2.3 million in the consolidated statement of income/loss and other comprehensive income/loss.

The Company allocated the purchase price between tangible and intangible assets acquired and liabilities assumed based on estimated fair values, with the residual of the purchase price recorded as goodwill. The intangible assets identified in the acquisition were technology and customer relations.

The table set forth below summarizes the allocation of the purchase price between tangible and intangible assets acquired and liabilities assumed as of the acquisition date:

February 28, 2022
USD in thousands
Cash consideration	731
Fair value of pre-acquisition interests	6,939
Total consideration	7,669
Less:
Fair value of tangible assets and liabilities acquired	(8,282)
Fair value of technology acquired, net of deferred taxes	10,150
Fair value of customer relations acquired, net of deferred taxes	5,486
Non-controlling interests	(7,849)
Total acquired	(495)

Goodwill	8,164

As of February 28, 2022, Gix Internet held 78% and 58% of the outstanding and issued shares of Gix Media and ViewBix Inc. respectively. Gix Media held 70% of the outstanding and issued shares of Cortex.

On June 21, 2022, Gix Internet issued 3,450,800 rights to units for a total consideration of NIS 5.7 million. Each unit comprised of shares and tradable warrants The Company purchased 3,171,160 units in consideration for USD 1.5 million (NIS 5.2 million). The transaction was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest.

As a result of the rights offering the Company’s interest in Gix Internet increased to 42.69%.

On August 28, 2022, the General Meeting of Gix Internet shareholders approved the issuance of 155,427 shares (an expenses of USD 66 thousand) and 260,492 shares (an expenses of USD 110 thousand) to Gix Internet CEO and former chairman of the board of directors, respectively, as a special bonus. Additionally, the General Meeting of Gix Internet shareholders approved the issuance of 400,000 options to four of Gix Internet directors (an expense of USD 24 thousand). The shares and the warrants were issued on September 18, 2022. Following the issuance of shares the Company holdings in Gix Internet was 42.25%.

On September 19, 2022, Gix Internet completed a reverse triangle merger (“merger”) between Gix Internet, Gix Media and ViewBix Inc. After the merger, Gix Media became a wholly owned subsidiary of ViewBix Inc.

For the year ended December 31, 2022, Cortex distributed dividends in the amount of USD 1,698 thousand.

On December 25, 2022, Cortex declared a dividend in the total amount of USD 445 thousand which was partially distributed in February 2023.

On September 14, 2022, Gix Media declared a dividend in the amount of USD 1,000 thousand. The amount, net of tax, was distributed partially as of December 31, 2022. The remaining amount was distributed by Gix Media in January 2023

Loans

Short term loans:

December 31, 2022
USD in thousands

Short term bank loans	5,025
Current maturities of long-term loans	1,500
Total consideration	6,525

Long term loans:

December 31, 2022
USD in thousands

Long term bank loans	2,881

On December 18, 2020, ViewBix Inc. entered into an agreement with certain investors (“Investors”) in connection with the sale and issuance of shares of common stock. In addition, and on the same date, ViewBix Inc. entered into a loan agreement with the Investors, pursuant to which the Investors loaned an aggregated amount of USD 69 thousand (the “Principal Amount”). In accordance with the terms of the loan agreement, ViewBix Inc. repaid the interest on the Principal Amount (8% compounded annually) to the Investors in the form of an issuance of shares of common stock. During 2023 ViewBix repaid the loan to investors in 3 equal payments.

On October 13, 2021, Gix Media entered into a loan agreement with Bank Leumi Le-Israel (“Bank Leumi”) to provide for a line of credit in an aggregate amount of up to USD 3.5 million and a long-term loan in an aggregate amount of up to USD 6 million. Additionally, Gix Internet also signed on a loan agreement with Bank Leumi in an aggregate amount of up to NIS 3 million. The main points of the agreement with Bank Leumi include:

●	NIS 3 million loan to Gix Internet for 48 months period. The loan shall bear interest at rate of prime plus 2.92% annually. The loan was classified as long-term loan.

●	USD 6 million loan to Gix Media for 48 months period. The loan shall bear interest at rate of LIBOR plus 4.12% annually. The loan was classified as long-term loan.

●	Credit line to Gix Media in an aggregate amount of up to USD 3.5 million to be utilized for a period of up to 48 months. The amounts that will be drawn from the credit line will bear interest of LIBOR plus 3.2% annually. The credit line was classified as short-term loan.

On April 7 ,2022 Cortex, a subsidiary of Gix Media, entered into an amendment to the loan agreement dated August 15, 2021, with Bank Leumi Le-Israel (“Bank Leumi”) to provide for additional credit line in an aggregate amount of up to USD 1 million, such that the total allocated credit line sum up to USD 2.5 million to be utilized till September 24 ,2022. The initial credit line shall bear an interest rate of LIBOR plus 3.45% annually while the additional credit shall bear an interest rate of SOFR plus 3.52% annually. The credit line was classified as short-term loan. As of December 31, 2022, the additional credit line was not renewed.

Loan agreement between the Company and Gix Internet

On October 13, 2021, the Company entered into a loan agreement with Gix Internet. Pursuant to the loan agreement, Gix Internet received an aggregate amount of USD 1,240 thousand (NIS 4,000 thousand) from the Company. The loan bears interest at a rate equivalent to the minimal interest rate recognized and attributed by the Israel Tax Authority (3.23% in 2022). The loan will be repaid in full, together with the accrued interest, in one (1) instalment upon the earliest of: (i) the closing of a rights offering by Gix Internet for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022. Upon consolidation of Gix Internet as of February 28, 2022, as further described above, the loan is eliminated in consolidation.

The Company concluded the stated interest is materially lower than its market price. The loan was initially measured at fair value in accordance with IFRS 9, Financial Instruments. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a capital reserve. The difference between the fair value and face value of the loan attributable to Gix Internet was recorded as deemed contribution by the Company to Gix Internet.

On August 25, 2022, the Company and Gix Internet signed an addendum to the Loan Agreement, effective as of July 1, 2022. Pursuant to the addendum, on November 2, 2022, the company received a total of NIS 1 million as repayment of the loan and the accrued interest up to that date. Repayment of the balance of the loan fund, in the amount of NIS 3 million, will be postponed until June 30, 2023. In addition, the Company will be entitled to request the conversion of all or part of the balance of the extended loan in exchange for Gix Internet’s shares.

Based on the Company’s management assessment, the modified loan terms (“Modified Loan”) including an equity conversion feature, represent a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Investment accounted for using the equity method

The tables set forth below summarizes the activity in the investment account and the reconciliation to carrying amounts:

Activity in investment account:

Two months ended February 28, 2022
USD in thousands
Balance as of January 01, 2022	4,867
Group share in losses	(100)
Group share in other comprehensive loss	(45)
Excess cost amortization	(116)
Balance as of February 28, 2022	4,606

Year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	1,013
Group share in losses	(298)
Group share in other comprehensive loss	(227)
Excess cost amortization	(525)
Exercise of the Conversion Right on March 31, 2021	2,586
Exercise of the Conversion Right on June 30, 2021	1,831
Additional purchase on October 1, 2021	222
USD/NIS translation adjustments	265
Balance as of December 31, 2021	4,867

Reconciliation to carrying amounts:

February 28, 2022
USD in thousands

Equity attributable to Gix Internet shareholders’ as of February 28, 2022	4,098
Adjustments to Equity	(543)
Equity As adjusted as of December 31, 2021	3,555
34.58%
Group share	1,229
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,336
Goodwill	1,041
Balance as of February 28, 2022	4,606

December 31, 2021
USD in thousands
Equity attributable to Gix Internet shareholders’ as of December 31, 2021	4,129
Adjustments to Equity	(566)
Equity As adjusted as of December 31, 2021	3,563
Groups share in %	34.58%
Group share	1,232
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,551
Goodwill	1,084
Balance as of December 31, 2021	4,867

On January 19, 2021, and March 9, 2021, the Company sold 2,300,000 and 11,000,000 shares of Matomy, respectively. Subsequently, following such sales and the merger of Matomy with Automax, which is now traded on TASE (AMX.TA), the Company’s aggregate holdings in Automax decreased to 4.73% of its issued and outstanding share capital. Therefore, the investment since March 9, 2021, was treated as fair value through profit or loss, (see also note 5). The total gain recognized through profit or loss related to these sales sums up to USD 2,025 thousand in the consolidated statements of income/loss and other comprehensive income / loss for the year ended December 31, 2021.

During August and October 2021, the Company purchased additional shares in the amount of USD 280 thousand, which increased the Company’s interest in Automax to 5.63%.

On March 6, 2022, the Company purchased 220 thousand tradeable Automax bonds at a price of NIS 1 thousand per bond at a total amount of USD 70 thousand (NIS 220 thousand). During April and May 2022, the company sold 190 thousand tradeable Automax bonds. The Automax bonds were accounted for as assets through profit or loss measured at fair value.

During July 2022, the Company purchased 2,000,000 additional shares of Automax in the amount of USD 213 thousand.

As of December 31, 2022, the Company owned 6.46% of Automax.

For additional information see note 5.

The activity in the investment account of Automax for the period ended on March 9 ,2021 was as follows:

March 9, 2021
USD in thousands
Investment as of January 1, 2021 Equity method	546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553

H.	Polyrizon

Polyrizon Ltd. (“Polyrizon”) is a private company engaged in developing biological gels designed to protect patients against biological threats and reduce the intrusion of allergens and viruses through the upper airways and eye cavities.

As of December 31, 2022, the Company holds 37.03% of Polyrizon shares and the investment is accounted for using the equity method.

On January 27, 2022, Polyrizon entered into a Simple Agreement for Future Equity (“SAFE”) with several investors for aggregated proceeds of USD 250 thousand. The Company invested USD 110 thousand.

On May 8, 2022, Polyrizon entered into an additional SAFE with several investors for aggregated proceeds of USD 550 thousand. The Company invested USD 203 thousand.

Upon completion of IPO, the SAFE will be automatically converted into a number of Ordinary Shares equal to the purchase amount divided by the per unit price in this offering discounted by 20%. If an IPO will not occur by July 31, 2023, the SAFE will be automatically converted into such number of the most senior class of Equity Shares of Polyrizon then outstanding, equal to, the purchase amount, divided by the lowest price per share actually paid to Polyrizon for such most senior class of Equity Shares of the Company then outstanding, discounted by 20%.

The SAFE investments were accounted for as assets through profit or loss measured at fair value. The main assumptions used in estimating the fair value were: risk-free interest rate as of December 31, 2022, 4.76%, probabilities of five difference scenarios (equity financing, liquidity event, IPO, drop date and failure).

As of December 31, 2022, the fair value of the SAFE is USD 302 thousand. See note 5.

On May 30, 2022, Polyrizon entered into a collaboration agreement with SciSparc. As part of the collaboration, Polyrizon will work with SciSparc to develop a unique technology for the treatment of pain, based on SciSparc’s SCI-160 platform and Polyrizon’s T&T platform technology.

Under the collaboration agreement, SciSparc will pay development fees to Polyrizon of up to USD 2.5 million upon the completion of certain milestones, as well as royalties upon sales of products. Until December 31, 2022, no funds have been transferred between the companies and the terms of the agreement have not been fulfilled.

The activity in the investment account of Polyrizon during the years ended December 31, 2022, and 2021, was as follows:

For the year ended December 31, 2022
USD in thousands
Balance as of January 01, 2022	447
Group share in losses	(233)
Balance as of December 31, 2022	214

For the year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	103
Group share in losses	(50)
Excess cost amortization	(24)
Additional purchase on March 9, 2021	297
Additional purchase on August 25, 2021	121
Balance as of December 31, 2021	447

I.	Charging Robotics Ltd:

On January 7, 2021, the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest USD 150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd. (hereinafter – “Charging Robotics”), incorporated on February 1, 2021, which will focus on the Company’s new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15 shares, which represents 15% of Charging Robotics’ fully diluted share capital as of its incorporation date, at an exercise price of USD 150 thousand. The option was fully vested on July 30, 2021. The fair value of the options granted was estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.85%; (b) expected dividend – 0%; (c) expected volatility – 85%; (d) forecasted life –4.44 years. For the year ended December 31, 2022, and 2021 approximately USD 0 thousand and USD 91 thousand were recognized and recorded as expenses.

During 2021 the Company invested in Charging Robotics an additional amount of USD 741 thousand.

On February 19, 2021, the Company entered into the Venture Agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics (the “Venture Agreement”), under which the Company formed a venture, under the name Revoltz, to develop and commercialize three modular electric vehicle (“EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Venture Agreement, the Company invested an initial amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz Ltd. (“Revoltz”), representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of December 31, 2022, the milestones were not achieved, therefore no additional investments occurred. The investment in Revoltz was accounted for using the equity method. The additional investment requirement was accounted for as a derivative liability measured at fair value through profit or loss. As of December 31, 2022, the fair value of the derivative liability was concluded to be immaterial.

On March 11, 2022, the Company and Charging Robotics signed a non-binding letter of intent for a planned securities exchange agreement with Fuel Doctor (see note 4L). The securities exchange agreement, if signed, will be subject to customary closing conditions. The transaction will result in Charging Robotics becoming a wholly owned subsidiary of Fuel Doctor, and in exchange, the Company will receive 80% of the issued and outstanding share capital of Fuel Doctor. Upon closing, the Company will appoint nominees as officers and directors of Fuel Doctor. As of the closing, Fuel Doctor shall have net cash in an amount of no less than USD 1 million, excluding Fuel Doctor’s expenses in connection with the contemplated transaction. On March 28, 2023, a security exchange agreement between the company and Fuel Doctor Holdings Inc. was signed.

On July 28, 2022, Charging Robotics entered into a convertible loan agreement with Revoltz pursuant to which Charging Robotics was required to invest an amount of USD 60 thousand in Revoltz (the “Loan Principal Amount”). In addition, Charging Robotics provided Revoltz an additional loan of up to USD 340 thousand (the “Additional Amount”, and together with the Loan Principal, the “Total Loan Amount”). The Total Loan Amount shall carry interest at the minimum rate prescribed by Israeli law.

The Total Loan Amount shall be converted into shares of Revoltz, upon the occurrence of any of the following events (each a “Trigger Event”):

a. The consummation of funding by Revoltz of an aggregate amount of USD 1 million at a pre-money Revoltz valuation of at least USD 7 million (in the form of SAFE, equity or otherwise).

b. Revoltz has generated an aggregate of USD 1 million or more revenues.

In the event that a Trigger Event shall not have occurred on or prior to the 24-month anniversary of the date on which the Loan Principal Amount was extended to Revoltz, the Loan shall be due and repayable by Revoltz to Charging Robotics.

J.	Elbit Imaging Ltd.:

Elbit Imaging Ltd. operates in the following principal fields of business: (i) medical industries through indirect holdings in Insightec Ltd. and Gamida Cell Ltd.; and (ii) land plots in India which are designated for sale (and which were initially designated for residential projects).

During June 2021 the Company purchased 5.12% of the outstanding shares of Elbit Imaging Ltd in total amount of USD 1.06 million.

On June 30, 2021, the Company submitted a request to convene a special meeting to replace some of the directors in Elbit Imaging Ltd. The meeting took place on August 4, 2021, and the Company appointed 3 directors out of the 8 directors in Elbit Imaging Ltd. Therefore, since that date, the Company concluded to have a significant influence in Elbit Imaging Ltd. and the investment was accounted for as an equity investment.

During July 2021, the Company invested additional amount of USD 134 thousand and the holdings increased to 5.72%.

In April and June 2022, Elbit Imaging paid dividends to shareholders. The Company received a total amount of USD 172 thousand.

In the general shareholders meeting held on October 18, 2022, two of the directors who were previously appointed by the Company ceased their roles as directors of Elbit Imaging Ltd. As a result, and as of that date, the Company’s investment was treated as an investment at fair value through profit or loss. See also note 5.

The activity in the investment account of Elbit Imaging Ltd. for the period ended October 18, 2022, was as follows:

Period ended October 18, 2022
USD in thousands
Balance as of January 01, 2022	975
Dividend	(171)
Group share in losses	(36)
USD/NIS translation adjustments	(108)
Balance as of October 18, 2022	660
Gain as a result of transition to fair value	170
Fair value of the investment at the day of the transition	830

The activity in the investment account of Elbit Imaging Ltd. during the year ended December 31, 2021, was as follows:

Year ended December 31, 2021
USD in thousands
Purchase of shares during June and July 2021	1,200
Revaluation – profit and loss till August 4, 2021	(72)
Reclassification to equity investment	1,128
Group share in losses	(83)
Impairment	(104)
USD/NIS translation adjustments	34
Balance as of December 31, 2021	975

K.	SciSparc Ltd.

SciSparc Ltd. (“SciSparc”) is an Israeli company. SciSparc listed its American Depository Shares on the OTCQB until December 7, 2021, after which SciSparc uplisted to Nasdaq.

Buffalo Investments Ltd. (“Buffalo”), an Israeli private company, owned 150,000 options to purchase 150,000 shares of SciSparc at an exercise price of USD 5.02 per share. On December 7, 2021, the Company entered into an option purchase agreement with Buffalo (the “Buffalo Agreement”) for the purchase of the 150,000 options in consideration for USD 0.72 per option. The Company paid USD 72 thousand in this transaction. Additionally, the Company was obligated to immediately exercise all such options into shares and the Company paid to SciSparc an additional USD 753 thousand in this transaction. According to the Buffalo Agreement, Buffalo undertook to purchase 85% of the shares back from the Company within 3 months following the Buffalo Agreement (the “Purchase Period”) in consideration for USD 6.05 per share. On April 27, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until June 7, 2021. On June 30, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until December 31, 2022, and Buffalo undertook to purchase 90% of the shares back from the Company.

On December 26, 2021, the Company’s Board of Directors approved to sell all the interests in SciSparc Ltd. in the next twelve months. The investment is SciSparc was therefore classified as a short-term investment as of December 31, 2021. See also note 5.

During March 2022 the company purchased additional 7,971 shares of Scisparc and during December 2022, the company sold 49,157 shares of Scisparc. As of December 31, 2022, the Company holds 108,814 shares of SciSparc which represents 1.6% of SciSparc’s issued and outstanding share capital.

As of December 31, 2022, the Company treated the investment as a short-term forward contract such that the difference between the quoted price and the sale price will be recognized as a provision and the difference between the total cost paid by the Company (USD 5.5 per share) and the price in the forward transaction (USD 6.05 per share) will be recognized as financing income. See note 5.

On January 25, 2023, the Company sold all its holdings in SciSparc.

On March 16, 2023, the Company and Buffalo signed an amendment to the Buffalo Agreement. See note 21(7).

The following table provides the activity in the investment of SciSparc during the year ended December 31, 2022:

Year ended December 31, 2022
USD in thousands
Investment as of December 31, 2021	911
Additional purchases	33
Sales	(46)
Revenues – Capital losses	(224)
Revaluation – Capital loss	(614)
Revaluation – Finance income	599
Revaluation – Forward contract	576
Provision- Forward contract	(576)
Investment as of December 31, 2022	659

The following table provides the activity in the investment of SciSparc Ltd during the year ended December 31, 2021:

December 7, 2021 – December 31, 2021
USD in thousands
Cash investment	825
Revaluation – capital gain	16
Revaluation – Finance income	70
Revaluation – Forward contract	23
Provision- Forward contract	(23)
Investment as of December 31, 2021	911

L.	Fuel Doctor Holdings Inc.

On December 21, 2021, the Company purchased 90,000,000 shares of Fuel Doctor Holdings Inc. (“Fuel Doctor”), which represent 35.06% of the issued and outstanding shares of Fuel Doctor for a total consideration of USD 262.5 thousand (the “Fuel Doctor Investment”). The Company gained a significant influence over Fuel Doctor and aforementioned investment was accounted for using the equity method.

As of the purchase date Fuel Doctor had total liabilities of USD 5 thousand and had no assets and a negative equity. According to IFRS-3R, the investment was not considered a business acquisition and the transaction was recognized during 2021 as an expense in the consolidated statements of income/loss and other comprehensive income/loss under the item of amortization of the excess cost of an associate.

M.	Parazero Technologies Ltd.

Parazero was incorporated in Israel on June 30, 2013. Parazero specializes in the design, development, manufacturing, distribution, and sales of safety systems for commercial drones. Parazero’s technology enables real-time identification of critical failures of drones, and upon detection of an emergency, a parachute is autonomously deployed in fractions of a second, thus ensuring safe landings at all times. Parazero sells its products internationally with a focus on the U.S. market.

On January 28, 2022, the Company and additional investors (the “Acquirers”), entered into a share purchase agreement with Delta drone International Ltd. (“Delta”), an Australian corporation (the “Seller”) to purchase 100% of Parazero’s share capital for a total consideration of AUD 6 million (USD 4,335 million) in cash (the “Consideration Amount”).

The Company purchased 674,362 of Parazero shares as part of this agreement for total consideration of AUD 2,235 thousand (USD 1,613 thousand), which represent 40.35% holdings of the issued and outstanding shares of Parazero. The investment was accounted for as an equity investment. During April 2022, the Consideration Amount was adjusted. As a result of this adjustment, the company received USD 18 thousand. The Company invested the USD 18 thousand as additional SAFE investments.

On January 28, 2022, prior to the closing of the acquisition, all outstanding liabilities between Parazero and Delta were converted into equity.

On February 2, 2022 (the “Issue Date”), Parazero issued to Delta a warrant to purchase shares. The exercise price of such warrant is (A) if a Trigger Event (defined below) occurs, the price per share in the IPO, or, (B) if a Trigger Event has not occurred, USD 5.9834 per each share, reflecting a pre-money valuation of USD 10,000,000 on a fully diluted as-converted basis as of the Issue Date. Further, (A) if an initial public offering of Parazero occurs before the fifth anniversary of the Issue Date, then the warrant shall expire after the lapse of 90 days from the earlier of (“Trigger Event”): (i) the fifth anniversary of the Issue Date; or (ii) the price per each share has increased by at least 50% compared to the listing price per share as part of the IPO (to be determined based upon one-calendar-month Volume Weighted Average Price. (B) if an initial public offering of the Company occurs before the lapse of the fifth anniversary of the Issue Date, then the warrant shall expire after the lapse of 12 months from the fifth anniversary of the Issue Date. This Warrant shall be exercisable for 51,689 Shares of Parazero, in the event of a Trigger Event, or for 50,139 Shares of Parazero in the event there is no Trigger Event. The fair value of the warrants as of February 2, 2022, was estimated at USD 25 thousand. The fair value was calculated using the Black & Scholes option price model. This amount was deducted from the equity as of February 2 ,2022.

The closing date of the transaction occurred on February 2, 2022.

As of December 31, 2022, the Company holds 40.35% of the issued and outstanding shares of Parazero.

In February, March and May 2022, Parazero entered into a Simple Agreements for Future Equity, or SAFE. Parazero had received USD 1.5 thousand under the SAFE. The Company invested USD 521 thousand through this SAFE.

Parazero is in process of Initial Public Offering (“IPO”). Upon completion of IPO, the SAFE will be automatically converted into a number of Ordinary Shares equal to the purchase amount divided by the per unit price in this offering discounted by 25%. The right to receive shares upon conversion of the SAFE shall also include the right to receive warrants similar to those granted to the investors in the IPO. However, warrants issued upon the conversion of the SAFE will not be tradable warrants nor carry any registration rights.

The SAFE investments were accounted for as assets through profit or loss measured at fair value.

As of December 31, 2022, there were no material differences between the cost and the fair value of the SAFE.

On October 30, 2022, the Company signed a credit facility agreement with Parazero with an aggregate amount of up to USD 625 thousand. The credit facility shall not bear interest and shall be repaid on the earlier of: (i) first anniversary date (ii) the closing of an IPO (iii) default event. As of December 31, 2022, Parazero withdrew USD 500 thousand.

The loan was accounted for as an asset through profit or loss measured at fair value. As of December 31, 2022, the fair value of the loan is USD 391 thousand.

Purchase price allocation summary following a purchase of shares on February 2, 2022:

February 2, 2022
USD in thousands

Purchase price	1,595
Adjusted equity	(252)
Excess to allocate	1,847
Excess purchase price to allocate to technology	745
Goodwill	1,102
Total	1,847

The activity in the investment account:

February 2, 2022- December 31, 2022
USD in thousands
Balance as of February 02, 2022	1,595
Group share in losses	(553)
Excess cost amortization	(66)
Balance as of December 31, 2022	976

Reconciliation to carrying amounts:

December 31, 2022
USD in thousands

Equity attributable to shareholders’ as of December 31, 2022	(1,657)
Adjustments to equity	(333)
Equity as adjusted as of December 31, 2022	(1,990)
Groups share in %	40.35
Group share	(803)
Balance of excess cost:
Technology	677
Goodwill	1,102
Balance as of December 31, 2022	976

N.	Laminera Flow Optimization Ltd.

Laminera (formerly “ABI Energy Ltd.”), an Israeli company, is a development stage company that aims to disrupt fluid transportation. Laminera is exploring ways to improve and optimize the global infrastructure of water, oil and gas pipeline transportation by reducing energy costs, maintenance costs, and enhancing capacity without having to replace infrastructure. Laminera was incorporated on June 27, 2017, and started its operation on January 1, 2018. On November 1, 2018, Laminera entered into an agreement with Mekorot Water Company Ltd. (“Mekorot”), the national water company of Israel, to conduct a beta testing and to evaluate Laminera’s beta product to examine the qualification, performance, and other features of the beta product for commercial production. In conjunction with the Mekorot agreement, the Company granted Mekorot warrants to purchase 3,401 Ordinary Shares of Laminera, all of which are fully vested upon grant.

On December 22, 2021, the Company purchased 6,355 shares of Laminera, which represent 11.18% of the issued and outstanding shares, for consideration of USD 126 thousand. The investment was treated in the Company’s consolidated financial statements at fair value through profit or loss.

On March 31, 2022, the Company and a group of investors (each an “Investor”) entered into share purchase agreement with Laminera (“Laminera Agreement”). Laminera raised in a private placement USD 1,105 thousand in cash and USD 400 thousand in share consideration. The Company participated in this finance round and invested USD 300 thousand in cash and issued 324,675 shares of the Company, which fair value at the time of the closing was USD 400 thousand. The closing occurred on March 31, 2022 (“Closing”).

According to the Laminera Agreement, the Company purchased 7,028 shares of Laminera’s ordinary shares. Following the purchase, the Company’s share in Laminera increased to 19.7% of Laminera’s issued and outstanding shares. As of the closing, the Company’s holdings were accounted in the Company’s consolidated financial statements under the equity method. The Company recorded a gain of USD 507 thousand in the consolidated statement of income / loss and other comprehensive income / loss as a result of the revaluation of the investment in Laminera from its initial purchase date through the date of transition to equity method.

In addition, pursuant to the terms of the Laminera Agreement, in the event that Laminera issues new securities on one or more occasions, during the period of 24 months from the closing, without consideration or for a consideration per share of less than the price per share in this agreement (subject to any share split, combination or similar changes), or the “Reduced price per share”, then on each such issuance of new securities Laminera shall issue to each Investor additional ordinary shares, at no cost to the Investor, in such number equal to the difference between (i) the number of Investor shares which would be held by the Investor if it had made the investment under the Reduced price per share; and (ii) the number of Investor’s shares issued to such Investor for its investment under this Agreement (based on the price per share in this Laminera Agreement), or the March 2022 Anti-Dilution Protection. The March 2022 Anti-Dilution Protection expires immediately prior to the earlier of (a) the closing of an initial public offering, and (b) the lapse of 24 months following the date of the Closing. The March 2022 Anti-Dilution Protection is measured at fair value through profit or loss using the Black-Scholes model. As of December 31, 2022, the fair value of the Anti-Dilution Protection was estimated to be inconsequential.

On August 10, 2022, the Company signed a bridge loan agreement with Laminera in the amount of USD 100 thousand. The loan will bear annual interest of 8% and will be repaid up to September 1, 2024. The loan repayment will be accelerated earlier in the event of closing an equity financing round or right offering, an IPO or a default event as described in the bridge loan agreement. As of December 31, 2022, there were no material differences between the cost and the fair value of the bridge loan.

Purchase price allocation summary following a purchase of shares on March 31, 2022:

March 31, 2022
USD in thousands

Cash consideration	300
Share consideration	400
Fair value of former holdings	633
Total purchase price	1,333
Adjusted Company’s equity	(164)
Excess to allocate	1,169
Excess purchase price to allocate to IPR&D	273
Goodwill	896
Total	1,169

The activity in the investment account:

March 31, 2022- December 31, 2022
USD in thousands
Balance as of March 31, 2022	1,333
Group share in losses	(136)
Excess cost amortization	(21)
Balance as of December 31, 2022	1,176

Reconciliation to carrying amounts:

December 31, 2022
USD in thousands

Equity attributable to shareholders’ as of December 31, 2022	481
Adjustments to equity	(339)
Equity as adjusted as of December 31,2022	142
Groups share in %	19.70%
Group share	28
Balance of excess cost:
IPR&D	252
Goodwill	896
Balance as of December 31, 2022	1,176

O.	ClearMind Medicine Inc.

ClearMind Medicine Inc. (“ClearMind”) was incorporated in the province of British Columbia on July 18, 2017. ClearMind ’s previous business was carrying out mining exploration operations and was involved in the exploration of the Lorn mineral property located in the Clinton and Lillooet Mining Divisions of British Columbia. As of May, 2021, ClearMind is in the business of researching and developing and marketing of proprietary formulations of psychedelic designer therapeutics with an initial focus of developing products.

On February 3, 2022, the Company entered into a subscription agreement with ClearMind, for a private placement in which ClearMind raised approximately CAD 1.6 million (USD 1.25 million) (“Subscription Agreement”). Pursuant to the Subscription Agreement ClearMind issued to the Company 1,987,344 units, at a subscription price of CAD 0.80 (USD 0.63) per unit. Each unit is comprised of one Common Share and one warrant to purchase one Common Share of ClearMind. Each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD 2.00 per share. CAD 960 thousand (USD 750 thousand) of the investment amount was paid by the Company in cash and CAD 640 thousand (USD 500 thousand) of the investment amount was paid through the issuance of the Company’s ordinary shares, at a price per share of USD 1.20. The Company issued to ClearMind 416,666 shares. The Company’s holdings in ClearMind’s issued and outstanding shares were 5.02%.

The transaction closed on April 25, 2022, (“Closing”).

In addition, and pursuant to the Subscription Agreement, if at any time after the Closing, but prior to the earlier of: 18 months after the Closing; and The first business day following the closing of initial public offering on a recognized exchange in the USA, except OTC quotation in the USA; ClearMind shall issue or propose to issue any additional shares, warrants, options to the Company, excluding any of the following:

(a)Option granted to employees of ClearMind ; (b) Common shares upon conversion or exercise of any convertible instruments issued and outstanding, prior to the Closing or other rights or instruments of any kind convertible into or exercisable or exchangeable for common shares (the “Additional Securities”), The Company shall receive for no consideration the Additional Securities necessary to maintain a fully diluted ownership percentage in ClearMind only in respect of the units acquired by way of the Cash Investment. Provided however that in the case of unexercised warrants the purchaser shall receive the Additional Securities in the form of warrants.

On November 14, 2022, ClearMind completed an underwritten public offering of 1,153,847 shares at a price to the public of USD 6.50 per share, for aggregated gross proceeds of USD 7.5 million, prior to deducting underwriting discounts and offering expenses.

In connection with the offering, ClearMind’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq under the symbol “CMND” on November 15, 2022. Following the public offering, and as agreed on the Subscription Agreement, the Company is entitled to receive 44,829 shares and 2,241 warrants. As of the date of this report, the shares and warrants have not yet been issued.

As of December 31, 2022, the Company holds 5.77% of the issued and outstanding shares of ClearMind. The investment was treated at fair value through profit or loss (see note 5).

P.	Safee Cyber Technologies Ltd.

On October 13, 2021, the Company entered into a share purchase agreement with Safee Cyber Technologies Ltd., or Safee, a technology company focused on non-fungible tokens (NFTs), pursuant to which the Company invested USD 400 thousand in exchange to approximately 2.35% of Safee’s shares capital on a fully diluted basis. The investment was treated at fair value through profit or loss. See also note 5.

For additional information about the loan agreement between the Company and Safee, see note 4D above.

Q.	GERD IP Inc.

GERD IP Inc. (“GERD IP”) was incorporated under the laws of the State of Delaware on January 13, 2020. GERD IP is in the business of holding and licensing patents that serves as the foundation of a device used to perform a minimally invasive, trans-oral fundoplication surgical procedure for the treatment of patients suffering from gastroesophageal reflux disease.

On May 11, 2021, GERD IP signed a Confidential Settlement Agreement to resolve a lawsuit, concerning alleged infringement of its intellectual property, filed by GERD IP in July 2020 with the United States District Court for the District of Delaware against a US medical device company.

The claim for alleged intellectual property infringement referred to two patents issued by the United States Patent and Trademark Office, owned by GERD IP.

During 2021 GERD IP received USD 1 million compensation related to this settlement agreement, and after reduction of legal cost the net amount received summed up to USD 494 thousand.

During 2022 GERD IP received USD 300 thousand compensation related to this settlement agreement, and after reduction of legal cost the net amount received summed up to USD 137 thousand.